Investment Securities - Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	$ (35,543)	$ (1,859)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	1,165,829	239,768
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(4,573)	(187)
Securities available for sale, Over Twelve Months, Estimated Fair Value	88,432	5,013
Securities available for sale, Gross Unrealized Losses, Total	(40,116)	(2,046)
Securities available for sale, Estimated Fair Value, Total	1,254,261	244,781
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(2,133)	(266)
Securities held to maturity, Less Than Twelve Months, Estimated Fair Value	42,268	24,504
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses	(1,615)
Securities held to maturity, Over Twelve Months, Estimated Fair Value	17,856
Securities held to maturity, Gross Unrealized Losses, Total	(3,748)	(266)
Securities held to maturity, Estimated Fair Value, Total	60,124	24,504
U.S. Government-Sponsored Enterprise Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(11,764)	(386)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	298,515	59,741
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(149)
Securities available for sale, Over Twelve Months, Estimated Fair Value	5,515
Securities available for sale, Gross Unrealized Losses, Total	(11,913)	(386)
Securities available for sale, Estimated Fair Value, Total	304,030	59,741
Obligations of State and Political Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(30)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	2,415
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(226)	(178)
Securities available for sale, Over Twelve Months, Estimated Fair Value	1,047	1,094
Securities available for sale, Gross Unrealized Losses, Total	(256)	(178)
Securities available for sale, Estimated Fair Value, Total	3,462	1,094
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(1,181)	(113)
Securities held to maturity, Less Than Twelve Months, Estimated Fair Value	29,355	8,242
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses	(443)
Securities held to maturity, Over Twelve Months, Estimated Fair Value	6,240
Securities held to maturity, Gross Unrealized Losses, Total	(1,624)	(113)
Securities held to maturity, Estimated Fair Value, Total	35,595	8,242
Mortgage-Backed Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(23,749)	(1,473)
Securities available for sale, Less Than Twelve Months, Estimated Fair Value	864,899	180,027
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(4,198)	(9)
Securities available for sale, Over Twelve Months, Estimated Fair Value	81,870	3,919
Securities available for sale, Gross Unrealized Losses, Total	(27,947)	(1,482)
Securities available for sale, Estimated Fair Value, Total	946,769	183,946
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(952)	(153)
Securities held to maturity, Less Than Twelve Months, Estimated Fair Value	12,913	16,262
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses	(1,172)
Securities held to maturity, Over Twelve Months, Estimated Fair Value	11,616
Securities held to maturity, Gross Unrealized Losses, Total	(2,124)	(153)
Securities held to maturity, Estimated Fair Value, Total	$ 24,529	$ 16,262